LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of computation of basic and fully diluted loss per common share

The following table sets forth the computation of basic and fully diluted loss per share for the three months ended March 31, 2024 and 2023 (in thousands, except per share amounts):

	Three Months Ended March 31,
	2024	2023
Net loss from continuing operations	$(4,669)	$(3,569)
Income from discontinued operations	908	425
Net loss	$(3,761)	$(3,144)

Loss from continuing operations, basic and diluted	$(0.03)	$(0.20)
Income from discontinued operations, basic and diluted	0.00	0.03
Loss per share, basic and diluted	$(0.03)	$(0.17)

Basic weighted average common stock outstanding	125,997,822	18,988,794
Dilutive weighted average common stock outstanding	125,997,822	18,988,794

The following table sets forth the computation of basic and fully diluted loss per common share for the years ended December 31, 2023 and 2022 (stated in thousands, except per share amounts):

	Year Ended December 31,
	2023	2022
Net loss	$(26,078)	$(30,112)
Basic weighted average common stock outstanding	76,982,760	13,529,862
Basic loss per share	$(0.34)	$(2.23)
Net loss	$(26,078)	$(30,112)
Dilutive weighted average common stock outstanding	76,982,760	13,529,862
Diluted loss per share	$(0.34)	$(2.23)